Share Capital and Share Premium - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued in respect of exercise of share options		12,721,798
Description of ordinary shares conversion basis		The Class B ordinary shares are exchangeable for Class A ordinary shares on a one-for-one basis, subject to customary conversion rate adjustments for share splits, share dividends and reclassifications.
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		14,611,136	39,742,008
Par value		$ 0.04	$ 0.04
Shares issued in respect of exercise of warrants and share options			7,579,036
Ordinary shares voting rights		one vote per share
Class A Ordinary Shares | Artemis
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued			1,889,338
Percentage of existing issued share capital	0.50%
Gross proceeds	$ 50.0
Class A Ordinary Shares | Stadium Goods
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued			4,641,554
Transaction costs accounted for as deduction from equity			$ 1.5
Class A Ordinary Shares | New Guards Group Holding S.p.A
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued			27,521,418
Transaction costs accounted for as deduction from equity			$ 2.0
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value		$ 0.04	$ 0.04
Ordinary shares voting rights		twenty votes per share